Employee share schemes (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Schedule of Number of Shares and ADS Issuable

Number of shares and ADS issuable	Shares Number (000)	Weighted fair value	ADS Number (000)	Weighted fair value
At 1 January 2022	28,244		15,529
Awards granted	10,987	£13.00	6,133	$30.64
Awards exercised	(9,538)		(4,919)
Awards cancelled	(1,718)		(1,314)
At 31 December 2022	27,975		15,429
Awards granted	11,548	£12.79	6,449	$31.65
Awards exercised	(8,599)		(4,856)
Awards cancelled	(1,144)		(797)
At 31 December 2023	29,780		16,225
Awards granted	12,023	£15.17	6,431	$39.49
Awards exercised	(9,384)		(5,199)
Awards cancelled	(1,225)		(877)
At 31 December 2024	31,194		16,580

Summary of Valuation Model Used to Valuing Saving - Related Option to Arrive at the Share Based Payment Charge	The assumptions used in the model are as follows:

	2024 Grant	2023 Grant	2022 Grant
Risk-free interest rate	4.24%	4.57%	3.37%
Dividend yield	4.3%	4.0%	3.3%
Volatility	34%	34%	36%
Expected life	3 years	3 years	3 years
Savings-related options grant price (including 20% discount)	£11.27	£11.20	£11.39

Summary of Option Outstanding

Options outstanding for the Share Save Plan	Savings-related share option schemes
	Number 000	Weighted exercise price
At 31 December 2024	5,449	£11.44
Range of exercise prices on options outstanding at year end	£10.34	— £12.07
Weighted average market price on exercise during year		£16.24
Weighted average remaining contractual life		2.1 years

Summary of Shares Held for Share Award Schemes

Shares held for share award schemes	2024	2023
Number of shares (000)	64,314	58,817

	£m	£m
Nominal value	20	18
Carrying amount	397	288
Market value	866	853